Label	Element	Value
Entity Address, Address Line One	dei_EntityAddressAddressLine1	1020 Hull Street
Document Type	dei_DocumentType	8-K
Entity Incorporation, State or Country Code	dei_EntityIncorporationStateCountryCode	MD
Entity Address, City or Town	dei_EntityAddressCityOrTown	Baltimore
Entity Tax Identification Number	dei_EntityTaxIdentificationNumber	52-1990078
Soliciting Material	dei_SolicitingMaterial	false
Document Period End Date	dei_DocumentPeriodEndDate	May 04, 2021
Entity Central Index Key	dei_EntityCentralIndexKey	0001336917
Entity Address, State or Province	dei_EntityAddressStateOrProvince	MD
Written Communications	dei_WrittenCommunications	false
Entity File Number	dei_EntityFileNumber	001-33202
Entity Address, Postal Zip Code	dei_EntityAddressPostalZipCode	21230
Pre-commencement Issuer Tender Offer	dei_PreCommencementIssuerTenderOffer	false
Entity Registrant Name	dei_EntityRegistrantName	UNDER ARMOUR, INC.
Amendment Flag	dei_AmendmentFlag	false
Entity Emerging Growth Company	dei_EntityEmergingGrowthCompany	false
Local Phone Number	dei_LocalPhoneNumber	454-6428
Pre-commencement Tender Offer	dei_PreCommencementTenderOffer	false
City Area Code	dei_CityAreaCode	410